NOTE 10 - BUSINESS SEGMENT INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Gross revenue	$ 614,943	$ 583,287	$ 551,654	$ 766,372	$ 2,251,469	$ 1,676,598
Total cost of revenue	337,102	241,908	226,949	718,031	879,951	981,520
Net gain/(loss) before income tax provision	(579,157)	43,340	3,011	535,235	(983,121)	(1,987,122)
Depreciation and amortization	549		(768)		878	5,100
Consolidated
Gross revenue	614,943		551,654		2,251,469	1,676,598
Total cost of revenue	337,102		226,949		783,141	770,704
Long-lived Assets	732,030	732,030		715,140	732,030	715,140
Net gain/(loss) before income tax provision	(579,157)		3,011		(983,121)	(1,975,971)
Identifiable Assets	1,654,206	1,819,128	2,008,524	2,092,341	1,819,128	2,092,341
Depreciation and amortization	549		768		878	5,100
Selling Expense			732,030			(210,816)
BergaMet
Gross revenue	614,943		551,654		2,251,472	1,676,598
Total cost of revenue	337,102		226,949		783,141	770,704
Long-lived Assets	229,304	193,260		212,413	193,260	212,413
Net gain/(loss) before income tax provision	(203,549)		(19,171)		(164,625)	(701,833)
Identifiable Assets	1,654,206	1,819,128	2,008,524	2,092,341	1,819,128	2,092,341
Depreciation and amortization	549		768		878	5,100
Selling Expense			229,304			(210,816)
UBN
Gross revenue	0		0		(3)	0
Total cost of revenue	0		0		0	0
Long-lived Assets	502,727	538,771		502,727	538,771	502,727
Net gain/(loss) before income tax provision	(813)		(663)		(358)	(136,308)
Identifiable Assets	0	0	0	0	0	0
Depreciation and amortization	0		0		0	0
Selling Expense			502,727
Corporate Segment
Gross revenue	0		0		0	0
Total cost of revenue	0		0		0	0
Long-lived Assets	0	0		0	0	0
Net gain/(loss) before income tax provision	(374,794)		22,846		(818,138)	(1,137,830)
Identifiable Assets	0	$ 0	0	$ 0	0	0
Depreciation and amortization	$ 0		0		$ 0	$ 0
Selling Expense			$ 0